Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 – Shareholders’ Equity

Share Capital – The Company has 10,000,000,000 and 5,000,000,000 Ordinary Shares of authorized capital and 1,525,693,393 and 1,177,693,383 Ordinary Shares outstanding at December 31, 2017 and 2016, respectively.

On June 26, 2017, previously issued Deferred B Shares and Deferred C Shares were converted into 10 Ordinary Shares.

On October 20, 2017, the Company issued an aggregate of 3,480,000  ADSs representing 348,000,000 Ordinary Shares for gross proceeds of $17.4 million with issuance costs of approximately $1.7 million.

Share option plan –
In accordance with the Company’s 2014 Equity Incentive Plan (the “Plan”) the number of shares that may be issued upon exercise of options under the Plan, shall not exceed 141,142,420 Ordinary Shares. At December 31, 2017, 51,530,422 Ordinary Shares are available for future issuance under the Plan. The option plan is administered by the Company’s board of directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s Ordinary Shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

The following is a summary of the Company’s share option activity and related information for employees and directors for the years ended December 31, 2017, 2016 and 2015:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2015	-	$-		-	-
Changes during the period:
Assumed in Acquisition	2,516,690	$1.47	$0.55
Granted Following the Acquisition	59,710,698	$0.31	$0.20
Forfeited	(865,190)	$1.22	$0.67
Options outstanding at December 31, 2015	61,362,198	$0.34			-
Changes during the period:
Granted	22,700,000	$0.14	$0.09
Forfeited	(4,690,000)	$0.21	$0.12
Options outstanding at December 31, 2016	79,372,198	$0.29			-
Changes during the period:
Granted	50,250,000	$0.05	$0.03
Forfeited	(40,010,200)	$0.32	$0.19
Options outstanding at December 31, 2017	89,611,998	$0.15		8.8	$266,011
Exercisable options at December 31, 2017	29,650,429	$0.24		8.0	$-

The Company measures compensation cost for all share-based awards at fair value on the date of grant and recognize compensation expense in general administrative and research and development expenses within its Consolidated Statements of Comprehensive Loss using the straight-line method over the service period over which it expects the awards to vest.

The Company estimates the fair value of all time-vested options as of the date of grant using the Black-Scholes option valuation model, which was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Option valuation models require the input of highly subjective assumptions, including the expected share price volatility, which is calculated based on the historical volatility of peer companies. The Company uses a risk-free interest rate, based on the U.S. Treasury instruments in effect at the time of the grant, for the period comparable to the expected term of the option. Given its limited history with share option grants and exercises, the Company uses the “simplified” method in estimating the expected term, the period of time that options granted are expected to be outstanding, for its grants.

The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The Company measures equity-classified awards at their grant date fair value and does not subsequently remeasure them. The Company has classified its stock-based payments which are settled in ordinary shares as equity-classified awards and share-based payments that are settled in cash as liability-classified awards. Compensation costs related to equity-classified awards generally are equal to the grant-date fair value of the award amortized over the vesting period of the award. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amounts from one balance sheet date to another to stock-based compensation expense.

Below are the assumptions used for the options granted during the years ended December 31, 2017, 2016 and 2015:

		December 31,
	2017	2016	2015
Expected dividend yield	0%	0%	0%
Expected volatility	78.77%-82.03%	74.18%-80.71%	71.28%-81.79%
Risk-free interest	1.21%-2.21%	1.03%-1.52%	1.51%-2.27%
Expected life	5.5-6.25 years	5.5-6.25 years	5.5-10 years

The following is a summary of the Company’s share options granted separated into ranges of exercise price:

Exercise price (range) ($)	Options outstanding at December 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Options exercisable at December 31, 2017	Remaining contractual life (years for exercisable options)	Weighted average exercise price ($)
0.08-0.19	68,013,351	9.17	0.08	16,950,450	8.36	0.15
0.32	21,053,647	7.72	0.32	12,154,979	7.72	0.32
0.60-0.75	170,000	6.27	0.69	170,000	6.27	0.69
1.56	175,000	4.26	1.56	175,000	4.26	1.56
2.00	200,000	5.73	2.00	200,000	5.73	2.00
	89,611,998			29,650,429

During the years ended December 31, 2017, 2016 and 2015, the Company recorded approximately $2,735,000, $3,933,000 and $1,040,000, respectively, in stock-based compensation expenses for employees and directors. At December 31, 2017, there was approximately $3,571,000 of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s share option plans which the Company expects to recognize over 2.2 years.

Warrants to service providers and investors –

The warrants outstanding at December 31, 2017, classified as equity, were issued in connection with several private placements of the Company as follows:

Grant date	Number of warrants	Exercise Price	Expiration date
2013 warrants	399,160	$2.00	January 16, 2018-September 17, 2018

During the year ended December 31, 2017, 1,383,086 warrants to purchase Ordinary Shares expired.